As filed with the U.S. Securities and Exchange Commission on June 6, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6076

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

March 31, 2022

Distillate U.S. Fundamental Stability & Value ETF

Ticker: DSTL

Distillate International Fundamental Stability & Value ETF

Ticker: DSTX

Distillate Capital ETFs

Distillate U.S. Fundamental Stability & Value ETF

Letters to Shareholders

March 31, 2022 (Unaudited)

Dear Distillate Funds Shareholder,

Thank you for your interest and investment in the Distillate U.S. Fundamental Stability & Value ETF (“DSTL” or the “Fund”). The information presented in this semi-annual report covers the period from October 1, 2021 through March 31, 2022 (the “current fiscal period”).

The Fund is a passively managed ETF that aims to track the performance, before fees and expenses, of the Distillate U.S. Fundamental Stability & Value Index (“DSTL Index”), an index conceived by Distillate Capital Partners, LLC. The Index uses proprietary valuation and risk measures with the goal of including only securities with a high degree of fundamental stability, relatively low levels of debt and attractive valuation from a starting universe of large capitalization U.S. stocks. These measures were designed for today’s economy, where significant levels of intangible investment have rendered many traditional measures of value & risk less effective.

Fund and Individual Stock Performance & Holdings

Economic growth, measured by nominal Gross Domestic Product (GDP), continued to recover during the current fiscal period as Covid-19 pandemic dynamics generally improved, though intensifying inflationary pressures and concerns about rising interest rates pressured equity returns early in 2022. During the current fiscal period, the DSTL market price was up 9.30% and its Net Asset Value (“NAV”) was up 9.26%. During the period, the DSTL Index returned 9.49% compared to 5.92% for the S&P 500® index, its primary benchmark. The top contributors to the Fund’s performance over the current fiscal period were its holdings of Abbvie, Inc. (+53.7%), UnitedHealth Group, Inc. (+31.3%), Broadcom, Inc. (+31.6%), McKesson Corporation (+54.1%) and Union Pacific Corporation (+40.7%). The largest detractors from Fund performance included Comcast Corporation - Class A (-15.5%), Biogen, Inc. (-25.6%), Qorvo, Inc. (-25.8%), Fidelity National Information Services, Inc. (-16.7%) and Applied Materials, Inc. (-15.5%).

The Fund holds approximately 100 stocks and is rebalanced each quarter along with the DSTL Index. As of March 31, 2022, the Fund’s largest five holdings as a percentage of assets were Abbvie, Inc. (2.88%), Johnson & Johnson (2.69%), UnitedHealth Group, Inc. (2.44%), Walmart, Inc. (2.10%), and Alphabet, Inc. - Class A (1.97%). We thank you for your investment in the Distillate U.S. Fundamental Stability & Value ETF.

Sincerely,

Thomas M. Cole
Chief Executive Officer
Distillate Capital Partners, LLC

Distillate International Fundamental Stability & Value ETF

Letters to Shareholders
March 31, 2022 (Unaudited) (Continued)

Dear Distillate Funds Shareholder,

Thank you for your interest and investment in the Distillate International Fundamental Stability & Value ETF (“DSTX” or the “Fund”). The information presented in this semi-annual report covers the period from October 1, 2021 through March 31, 2022 (the “current fiscal period”).

The Fund is a passively managed ETF that aims to track the performance, before fees and expenses, of the Distillate International Fundamental Stability & Value Index (“DSTX Index”), an index conceived by Distillate Capital Partners, LLC. The Index uses proprietary valuation and risk measures with the goal of including only securities with a high degree of fundamental stability, relatively low levels of debt and attractive valuation from a starting universe of mid- and large-capitalization non-U.S. stocks. These measures were designed for today’s economy, where significant levels of intangible investment have rendered many traditional measures of value & risk less effective.

Fund and Individual Stock Performance & Holdings

Economic growth, measured by nominal Gross Domestic Product (GDP), continued to recover during the current fiscal period as Covid-19 pandemic dynamics generally improved, though intensifying inflationary pressures and concerns about rising interest rates pressured equity returns early in 2022. During the current fiscal period, the DSTX market price return was -3.84% and its Net Asset Value (“NAV”) return was -3.29%. During the period, the DSTX Index returned -2.97% compared to -3.94% for the Morningstar Global Markets Ex-U.S. Index, its primary benchmark. The top contributors to the Fund’s performance over the current fiscal period were its holdings of Grupo Mexico SAB de CV - Series B (+54.2%), LG Innotek Company, Ltd (+82.8%), NEXON Company, Ltd. (+49.5%), Boliden AB (+59.0%) and Roche Holding AG - ADR (+10.4%). The largest detractors from Fund performance included Industria de Diseno Textil, SA (-39.8%), H&M Hennes & Mauritz AB - Class B (-30.9%), China Feihe, Ltd. (-41.3%), Xiaomi Corporation - Class B (-25.7%) and Magellan Financial Group, Ltd. (-44.4%).

The Fund holds approximately 100 stocks and is rebalanced each quarter along with the DSTX Index. As of March 31, 2022, the Fund’s largest five holdings as a percentage of assets were Roche Holding AG - ADR (3.08%), Samsung Electronics Company, Ltd. - GDR (2.79%), Nippon Telegraph & Telephone Corporation (2.60%), Grupo Mexico SAB de CV - Series B (2.27%) and Agnico Eagle Mines, Ltd. (1.98%). We thank you for your investment in the Distillate International Fundamental Stability & Value ETF.

Sincerely,

Thomas M. Cole
Chief Executive Officer
Distillate Capital Partners, LLC

Distillate Capital ETFs

Letters to Shareholders
March 31, 2022 (Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their NAV. As with all index funds, the performance of the Fund and its Index may differ. Must be preceded or accompanied by a prospectus. Investing involves risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their NAV. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund is not actively managed and may be affected by a general decline in market segments related to the index. Unlike mutual funds, ETFs may trade at a premium or discount to their NAV.

Distillate U.S. Fundamental Stability & Value Index – The Index seeks to include the most fundamentally stable and most undervalued stocks from a starting universe of around 500 of the largest U.S. companies. The Index is constructed using objective, rules-based selection criteria based on Distillate Capital’s proprietary fundamental measures of valuation and quality. The Index is rebalanced quarterly and holds approximately 100 securities.

Distillate International Fundamental Stability & Value Index – The Index seeks to include the most fundamentally stable and most undervalued stocks from a starting universe of around 1400 of non-U.S. companies in developed & emerging markets. The Index is constructed using objective, rules-based selection criteria based on Distillate Capital’s proprietary fundamental measures of valuation and quality. The Index is rebalanced quarterly and holds approximately 100 securities.

Standard & Poor’s 500 (S&P 500®) Index – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

Morningstar Global Markets ex-US NR Index – This index measures the performance of the stocks located in the developed and emerging countries across the world (excluding the United States) as defined by Morningstar. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares.

Price to Book Value – a traditional valuation measure that compares a company’s market price to its balance sheet book value. For example, this can be calculated by dividing a company’s stock price by its book value per share.

Cash Flow – the amount of cash generated by a business in a given period, commonly calculated by adding depreciation & amortization to net income in the period, less any increase in working capital. This calculation reflects operating cash flow. The term also often refers to free cash flow.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of Fund holdings, see the Schedules of Investments.

Distillate U.S. Fundamental Stability & Value ETF and Distillate International Fundamental Stability & Value ETF are distributed by Quasar Distributors, LLC.

You cannot invest directly in an index.

Distillate Capital ETFs

Portfolio Allocations
As of March 31, 2022 (Unaudited)

Distillate U.S. Fundamental Stability & Value ETF

Sector	Percentage of Net Assets
Consumer, Non-cyclical (a)	33.5%
Industrial	17.1
Consumer, Cyclical	16.6
Technology	15.5
Communications	7.7
Financial	5.2
Basic Materials	3.2
Energy	1.2
Short-Term Investments (b)	0.0
Other Assets in Excess of Liabilities (b)	0.0
Total	100.0%

Distillate International Fundamental Stability & Value ETF

Sector	Percentage of Net Assets
Consumer, Non-cyclical	18.1%
Industrial	17.9
Consumer, Cyclical	14.5
Technology	14.4
Communications	14.3
Basic Materials	13.2
Energy	6.3
Financial	0.8
Other Assets in Excess of Liabilities	0.3
Short-Term Investments	0.2
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 100.0%
	Basic Materials — 3.2%
34,081	Celanese Corporation	$4,869,152
46,252	Eastman Chemical Company	5,182,999
34,596	PPG Industries, Inc.	4,534,498
61,739	Westlake Chemical Corporation	7,618,593
		22,205,242
	Communications — 7.7%
4,979	Alphabet, Inc. - Class A (a)	13,848,342
200,223	Cisco Systems, Inc.	11,164,434
256,109	Comcast Corporation - Class A	11,991,023
157,147	Corning, Inc.	5,800,296
21,667	F5, Inc. (a)	4,527,320
80,081	Omnicom Group, Inc.	6,797,275
		54,128,690
	Consumer, Cyclical — 16.6%
22,692	Advance Auto Parts, Inc.	4,696,336
3,011	AutoZone, Inc. (a)	6,156,230
121,131	BorgWarner, Inc.	4,711,996
28,278	Cummins, Inc.	5,800,101
14,318	Deckers Outdoor Corporation (a)	3,919,839
52,999	Hasbro, Inc.	4,341,678
33,778	Home Depot, Inc.	10,110,769
93,501	LKQ Corporation	4,245,880
37,773	Lowe’s Companies, Inc.	7,637,323
8,523	O’Reilly Automotive, Inc. (a)	5,837,914
68,205	PACCAR, Inc.	6,006,814
47,691	Polaris, Inc.	5,022,816
52,122	Ross Stores, Inc.	4,714,956
33,012	Target Corporation	7,005,807
91,932	TJX Companies, Inc.	5,569,241
144,963	Walgreens Boots Alliance, Inc.	6,489,993
99,057	Walmart, Inc.	14,751,568
32,735	Williams-Sonoma, Inc.	4,746,575
16,221	Vail Resorts, Inc.	4,221,840
		115,987,676

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.0% (Continued)
	Consumer, Non-cyclical — 33.5% (b)
124,749	AbbVie, Inc.	$20,223,060
44,186	Amgen, Inc.	10,685,059
19,375	Anthem, Inc.	9,517,388
27,883	Becton Dickinson and Company	7,416,878
28,398	Biogen, Inc. (a)	5,980,619
63,172	Booz Allen Hamilton Holding Corporation	5,549,028
41,047	Cigna Corporation	9,835,272
76,767	Colgate-Palmolive Company	5,821,242
105,836	CVS Health Corporation	10,711,662
76,880	Darling Ingredients, Inc. (a)	6,179,614
25,207	FleetCor Technologies, Inc. (a)	6,278,055
31,173	HCA Healthcare, Inc.	7,812,577
70,170	Henry Schein, Inc. (a)	6,118,122
52,625	Horizon Therapeutics plc (a)	5,536,676
40,278	J.M. Smucker Company	5,454,044
106,656	Johnson & Johnson	18,902,643
136,312	Kroger Company	7,820,219
19,030	Laboratory Corporation of America Holdings (a)	5,017,450
28,416	McKesson Corporation	8,698,990
112,903	Philip Morris International, Inc.	10,606,108
79,367	Procter & Gamble Company	12,127,278
47,507	Robert Half International, Inc.	5,424,349
76,280	Sysco Corporation	6,228,262
69,305	Tyson Foods, Inc. - Class A	6,211,807
17,616	United Rentals, Inc. (a)	6,257,379
33,514	UnitedHealth Group, Inc.	17,091,135
30,380	Vertex Pharmaceuticals, Inc. (a)	7,928,269
		235,433,185
	Energy — 1.2%
59,465	Diamondback Energy, Inc.	8,151,462
	Financial — 5.2%
21,395	Aon plc - Class A	6,966,854
35,302	Arthur J. Gallagher & Company	6,163,729
8,663	BlackRock, Inc.	6,620,005
77,220	Brown & Brown, Inc.	5,580,689

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.0% (Continued)
	Financial — 5.2% (Continued)
54,401	CBRE Group, Inc. - Class A (a)	$4,978,780
33,956	LPL Financial Holdings, Inc.	6,203,082
		36,513,139
	Industrial — 17.1%
45,681	3M Company	6,800,987
39,870	Allegion plc	4,376,929
187,650	CSX Corporation	7,027,493
41,602	Expeditors International of Washington, Inc.	4,291,662
50,442	Fortune Brands Home & Security, Inc.	3,746,832
33,106	General Dynamics Corporation	7,984,505
39,154	Honeywell International, Inc.	7,618,585
76,337	II-VI, Inc. (a)	5,533,669
88,043	Knight-Swift Transportation Holdings, Inc.	4,442,650
23,827	Lockheed Martin Corporation	10,517,238
26,844	Middleby Corporation (a)	4,400,805
16,850	Northrop Grumman Corporation	7,535,657
61,222	Owens Corning	5,601,813
19,699	Parker-Hannifin Corporation	5,589,788
39,340	Packaging Corporation of America	6,141,367
25,792	Snap-on, Inc.	5,299,740
31,364	Stanley Black & Decker, Inc.	4,384,374
18,942	TopBuild Corporation (a)	3,435,889
34,212	Union Pacific Corporation	9,347,061
130,744	WestRock Company	6,148,890
		120,225,934
	Technology — 15.5%
99,768	Activision Blizzard, Inc.	7,992,415
71,684	Amdocs, Ltd.	5,893,142
53,042	Applied Materials, Inc.	6,990,936
18,328	Broadcom, Inc.	11,540,775
59,840	Cerner Corporation	5,598,630
69,400	Cognizant Technology Solutions Corporation - Class A	6,223,098
68,195	Fidelity National Information Services, Inc.	6,848,142
14,914	KLA Corporation	5,459,419
10,004	Lam Research Corporation	5,378,250

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.0% (Continued)
	Technology — 15.5% (Continued)
71,073	Microchip Technology, Inc.	$5,340,425
83,047	Micron Technology, Inc.	6,468,531
60,827	NetApp, Inc.	5,048,641
36,583	Qorvo, Inc. (a)	4,539,950
37,325	Skyworks Solutions, Inc.	4,974,676
70,693	SS&C Technologies Holdings, Inc.	5,303,389
46,166	Texas Instruments, Inc.	8,470,538
56,364	VMware, Inc. - Class A	6,418,169
		108,489,126
	TOTAL COMMON STOCKS (Cost $673,239,347)	701,134,454

	SHORT-TERM INVESTMENTS — 0.0% (c)
269,366	First American Government Obligations Fund - Class X, 0.19% (d)	269,366
	TOTAL SHORT-TERM INVESTMENTS (Cost $269,366)	269,366
	TOTAL INVESTMENTS — 100.0% (Cost $673,508,713)	701,403,820
	Other Assets in Excess of Liabilities — 0.0% (c)	287,455
	NET ASSETS — 100.0%	$701,691,275

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(c)	Represents less than 0.05% of net assets.
(d)	Rate shown is the annualized seven-day yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.5%
	Australia — 4.0%
60,808	Aurizon Holdings, Ltd.	$168,499
52,925	Evolution Mining, Ltd.	174,873
27,040	Northern Star Resources, Ltd.	218,083
8,375	Sonic Healthcare, Ltd.	223,141
58,840	Tabcorp Holdings, Ltd.	235,952
		1,020,548
	Brazil — 1.4%
44,438	JBS SA	350,589
	Canada — 9.3%
8,167	Agnico Eagle Mines, Ltd.	500,147
38,369	B2Gold Corporation	176,114
2,916	CGI, Inc. (a)	232,500
2,948	Magna International, Inc.	189,586
4,801	Open Text Corporation	203,756
11,857	SSR Mining, Inc.	258,015
2,011	TFI International, Inc.	214,375
6,829	Tourmaline Oil Corporation	314,920
5,517	Wheaton Precious Metals Corporation	262,588
		2,352,001
	China — 7.9%
65,500	Anhui Conch Cement Company, Ltd. - H Shares	337,060
19,150	Baidu, Inc. (a) - Class A	346,008
168,000	China Feihe, Ltd. (b)	166,468
3,132,000	China Tower Corporation, Ltd. - H Shares (b)	351,937
18,200	NetEase, Inc.	334,188
133,000	Weichai Power Company, Ltd. - H Shares	210,249
138,200	Xiaomi Corporation - Class B (a) (b)	245,998
		1,991,908
	Czech Republic — 0.8%
27,502	Avast plc (b)	204,952
	Denmark — 0.8%
2,050	Pandora AS	198,581
	France — 6.3%
1,716	Arkema SA	207,636
1,252	Capgemini SE	282,089

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	France — 6.3% (Continued)
1,656	Cie Generale des Etablissements Michelin SCA	$226,540
2,091	Legrand SA	200,966
3,610	Publicis Groupe SA	221,960
1,976	Schneider Electric SE	334,537
5,991	Valeo SA	111,686
		1,585,414
	Germany — 2.5%
1,044	Adidas AG	246,143
9,487	Siemens Energy AG	218,713
10,880	TeamViewer AG (a) (b)	163,002
		627,858
	Hong Kong — 3.1%
100,000	Geely Automobile Holdings, Ltd.	157,826
277,000	Sino Biopharmaceutical, Ltd.	172,961
67,000	SITC International Holdings Company, Ltd.	237,410
89,000	Xinyi Glass Holdings, Ltd.	215,926
		784,123
	Indonesia — 2.3%
1,263,600	Adaro Energy Indonesia Tbk PT	236,664
1,108,900	Telkom Indonesia Persero Tbk PT	353,613
		590,277
	Ireland — 0.8%
2,524	DCC plc	196,935
	Italy — 0.7%
3,658	Recordati Industria Chimica e Farmaceutica SpA	185,757
	Japan — 19.5%
8,200	Ajinomoto Company, Inc.	234,768
18,600	Astellas Pharma, Inc.	292,849
6,500	Bridgestone Corporation	254,805
11,200	CyberAgent, Inc.	140,813
600	Disco Corporation	170,051
14,000	KDDI Corporation	461,957
4,300	Koito Manufacturing Company, Ltd.	176,251
8,300	MINEBEA MITSUMI, Inc.	184,224
3,900	Murata Manufacturing Company, Ltd.	260,814

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Japan — 19.5% (Continued)
13,300	Nexon Company, Ltd.	$321,282
22,500	Nippon Telegraph & Telephone Corporation	657,157
3,500	Nissan Chemical Corporation	208,486
4,200	Otsuka Corporation	150,352
8,200	Pigeon Corporation	145,455
3,700	Secom Company, Ltd.	270,333
1,900	Shin-Etsu Chemical Company, Ltd.	294,138
4,100	Shionogi & Company, Ltd.	254,361
3,800	Trend Micro, Inc.	224,165
4,100	Yakult Honsha Company, Ltd.	220,243
		4,922,504
	Mexico — 2.3%
96,427	Grupo Mexico SAB de CV - Series B	574,200
	Netherlands — 3.9%
2,933	BE Semiconductor Industries NV	254,087
2,162	Euronext NV (b)	198,938
7,595	Koninklijke Ahold Delhaize NV	246,037
2,621	Wolters Kluwer NV	281,650
		980,712
	Norway — 1.9%
6,464	Aker BP ASA	244,396
16,844	Telenor ASA	244,165
		488,561
	Republic of Korea — 7.8%
1,125	Hyundai Glovis Company, Ltd.	178,674
731	LG Innotek Company, Ltd.	233,404
447	NCSoft Corporation	172,412
2,545	Samsung C&T Corporation	239,371
496	Samsung Electronics Company, Ltd. - GDR	703,824
4,403	SK Hynix, Inc.	428,657
		1,956,342
	Spain — 1.2%
13,190	Industria de Diseno Textil SA	290,287
	Sweden — 6.8%
6,935	Alfa Laval AB	242,071

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Sweden — 6.8% (Continued)
9,580	Assa Abloy AB - Class B	$262,028
5,424	Boliden AB	278,260
7,595	Essity AB - Class B	181,086
17,367	H & M Hennes & Mauritz AB - Class B	235,141
7,630	Lundin Energy AB	326,916
26,252	Swedish Match AB	199,663
		1,725,165
	Switzerland — 3.1%
15,711	Roche Holding AG - ADR	776,281
	Taiwan — 2.1%
61,000	ASE Technology Holding Company, Ltd.	220,355
35,000	Micro-Star International Company, Ltd.	158,805
10,000	Realtek Semiconductor Corporation	150,254
		529,414
	Thailand — 2.1%
36,600	Advanced Info Service pcl - NVDR	256,475
241,100	PTT pcl - NVDR	279,168
		535,643
	United Kingdom — 8.9%
10,097	Associated British Foods plc	220,951
24,372	B&M European Value Retail SA	171,422
6,476	Bunzl plc	253,071
8,842	Burberry Group plc	194,885
39,682	DS Smith plc	168,289
80,100	JD Sports Fashion plc	156,351
8,697	Mondi plc	170,791
2,190	Next plc	173,931
6,005	Persimmon plc	170,069
31,948	Royal Mail plc	138,392
9,409	Unilever plc - ADR	428,768
		2,246,920
	TOTAL COMMON STOCKS (Cost $26,179,165)	25,114,972

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.2%
46,052	First American Government Obligations Fund - Class X, 0.19% (c)	$46,052
	TOTAL SHORT-TERM INVESTMENTS (Cost $46,052)	46,052
	TOTAL INVESTMENTS — 99.7% (Cost $26,225,217)	25,161,024
	Other Assets in Excess of Liabilities — 0.3%	83,364
	NET ASSETS — 100.0%	$25,244,388

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-voting Depositary Receipt.
(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At March 31, 2022, the value of these securities amounted to $1,331,295 or 5.27% of net assets.

(c)	Rate shown is the annualized seven-day yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

Distillate Capital ETFs

Statements of Assets and Liabilities
March 31, 2022 (Unaudited)

	Distillate U.S. Fundamental Stability & Value ETF	Distillate International Fundamental Stability & Value ETF
ASSETS
Investments in securities, at value *	$701,403,820	$25,161,024
Dividends and interest receivable	510,968	94,994
Foreign currency, at value*	—	4
Transaction fees receivable	1	—
Cash	1	—
Total assets	701,914,790	25,256,022

LIABILITIES
Management fees payable	223,515	11,634
Total liabilities	223,515	11,634

NET ASSETS	$701,691,275	$25,244,388

Net Assets Consist of:
Paid-in capital	$646,680,697	$28,023,743
Total distributable earnings (accumulated deficit)	55,010,578	(2,779,355)
Net assets	$701,691,275	$25,244,388

Net Asset Value:
Net assets	$701,691,275	$25,244,388
Shares outstanding ^	15,775,000	1,050,000
Net asset value, offering and redemption price per share	$44.48	$24.04

* Identified cost:
Investments in securities	$673,508,713	$26,225,217
Foreign currency	—	4

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Distillate Capital ETFs

Statements of Operations
For the Six-Months Ended March 31, 2022 (Unaudited)

	Distillate U.S. Fundamental Stability & Value ETF	Distillate International Fundamental Stability & Value ETF
INCOME
Dividends (1)	$4,859,471	$245,951
Interest	123	13
Total investment income	4,859,594	245,964

EXPENSES
Management fees	1,070,996	66,653
Total expenses	1,070,996	66,653

Net investment income (loss)	3,788,598	179,311

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments	29,728,236	(1,300,601)
Foreign currency	—	6,055
Change in unrealized appreciation (depreciation) on:
Investments	2,571,326	201,855
Foreign currency translation	—	(591)
Net realized and unrealized gain (loss) on investments and foreign currency	32,299,562	(1,093,282)
Net increase (decrease) in net assets resulting from operations	$36,088,160	$(913,971)

(1) Net of foreign withholding taxes	$—	$33,427

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
OPERATIONS
Net investment income (loss)	$3,788,598	$3,382,979
Net realized gain (loss) on investments	29,728,236	45,221,198
Change in unrealized appreciation (depreciation) on investments	2,571,326	9,140,700
Net increase (decrease) in net assets resulting from operations	36,088,160	57,744,877

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(3,732,881)	(4,389,202)
Total distributions to shareholders	(3,732,881)	(4,389,202)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	459,465,878	325,456,397
Payments for shares redeemed	(163,904,195)	(184,392,967)
Transaction fees (Note 6)	3	—
Net increase (decrease) in net assets derived from capital share transactions (a)	295,561,686	141,063,430
Net increase (decrease) in net assets	$327,916,965	$194,419,105

NET ASSETS
Beginning of period/year	$373,774,310	$179,355,205
End of period/year	$701,691,275	$373,774,310

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	10,300,000	8,375,000
Shares redeemed	(3,650,000)	(4,750,000)
Net increase (decrease)	6,650,000	3,625,000

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021(1)
OPERATIONS
Net investment income (loss)	$179,311	$424,666
Net realized gain (loss) on investments and foreign currency	(1,294,546)	265,010
Change in unrealized appreciation (depreciation) on investments and foreign currency translation	201,264	(1,266,118)
Net increase (decrease) in net assets resulting from operations	(913,971)	(576,442)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(212,031)	(353,200)
Total distributions to shareholders	(212,031)	(353,200)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,800,280	28,866,585
Payments for shares redeemed	—	(5,371,385)
Transaction fees (Note 6)	1,725	2,827
Net increase (decrease) in net assets derived from capital share transactions (a)	3,802,005	23,498,027
Net increase (decrease) in net assets	$2,676,003	$22,568,385

NET ASSETS
Beginning of period	$22,568,385	$—
End of period	$25,244,388	$22,568,385

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	150,000	1,100,000
Shares redeemed	—	(200,000)
Net increase (decrease)	150,000	900,000

(1)	Fund commenced operations on December 14, 2020. The information presented is for the period from December 14, 2020 to September 30, 2021.

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended March 31, 2022		Year Ended September 30,		Period Ended September 30,
	(Unaudited)		2021	2020	2019 (1)
Net asset value, beginning of period/year	$40.96		$32.61	$27.86	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.30		0.46	0.44	0.38
Net realized and unrealized gain (loss) on investments (3)	3.49		8.51	4.61	2.58
Total from investment operations	3.79		8.97	5.05	2.96

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.27)		(0.62)	(0.30)	(0.10)
Total distributions to shareholders	(0.27)		(0.62)	(0.30)	(0.10)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.00	(4)	—	—	—

Net asset value, end of period/year	$44.48		$40.96	$32.61	$27.86

Total return	9.26	%(5)	27.68%	18.20%	11.93	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$701,691		$373,774	$179,355	$43,874

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.39	%(6)	0.39%	0.39%	0.39	%(6)
Net investment income (loss) to average net assets	1.38	%(6)	1.17%	1.45%	1.55	%(6)
Portfolio turnover rate (7)	28	%(5)	73%	58%	69	%(5)

(1)	Commencement of operations on October 23, 2018.
(2)	Calculated based on average shares outstanding during the period/year.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Financial Highlights

For a capital share outstanding throughout the period

	Six-Months Ended March 31, 2022 (Unaudited)		Period Ended September 30, 2021 (1)
Net asset value, beginning of period	$25.08		$25.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.18		0.59
Net realized and unrealized gain (loss) on investments and foreign currency (3)	(1.00)		(0.12)
Total from investment operations	(0.82)		0.47

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.22)		(0.44)
Total distributions to shareholders	(0.22)		(0.44)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6) (4)	0.00		0.00

Net asset value, end of period	$24.04		$25.08

Total return	-3.29	%(5)	1.78	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$25,244		$22,568

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.55	%(6)	0.55	%(6)
Net investment income (loss) to average net assets	1.48	%(6)	2.78	%(6)
Portfolio turnover rate (7)	39	%(5)	57	%(5)

(1)	Commencement of operations on December 14, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Distillate Capital ETFs

Notes to Financial Statements

March 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

Distillate U.S. Fundamental Stability & Value ETF is a diversified series and Distillate International Fundamental Stability & Value ETF is a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Distillate U.S. Fundamental Stability & Value ETF is to track the performance, before fees and expenses, of the Distillate U.S. Fundamental Stability & Value Index. The investment objective of the Distillate International Fundamental Stability & Value ETF is to track the performance, before fees and expenses, of the Distillate International Fundamental Stability & Value Index. Distillate U.S. Fundamental Stability & Value ETF commenced operations on October 23, 2018, and Distillate International Fundamental Stability & Value ETF commenced operations on December 14, 2020.

The end of the reporting period for the Funds is March 31, 2022, and the period covered by these Notes to Financial Statements is the six-month period ended March 31, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited) (Continued)

the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited) (Continued)

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Distillate U.S. Fundamental Stability & Value ETF
Assets(1)	Level 1	Level 2	Level 3	Total
Common Stocks	$701,134,454	$—	$—	$701,134,454
Short-Term Investments	269,366	—	—	269,366
Total Investments in Securities	$701,403,820	$—	$—	$701,403,820

Distillate International Fundamental Stability & Value ETF
Assets(2)	Level 1	Level 2	Level 3	Total
Common Stocks	$25,114,972	$—	$—	$25,114,972
Short-Term Investments	46,052	—	—	46,052
Total Investments in Securities	$25,161,024	$—	$—	$25,161,024

(1)	See Schedule of Investments for breakout of investments by sector classifications.
(2)	See Schedule of Investments for breakout of investments by country classifications.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited) (Continued)

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited) (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds at least annually. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enters into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to redemptions in-kind. During the fiscal year ended September 30, 2021, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Distillate U.S. Fundamental Stability & Value ETF	$(44,803,108)	$44,803,108
Distillate International Fundamental Stability & Value ETF	(723,711)	723,711

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited) (Continued)

During the fiscal year ended September 30, 2021, the Distillate U.S. Fundamental Stability & Value ETF realized $44,803,108 and the Distillate International Fundamental Stability & Value ETF realized $723,711 in net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Distillate Capital Partners, LLC (the “Adviser”) serves as the investment adviser and index provider to the Funds. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, the Distillate U.S. Fundamental Stability & Value ETF pays the Adviser at an annual rate of 0.39% based on the Fund’s average daily net assets, and the Distillate International Fundamental Stability & Value ETF pays the Adviser at an annual rate of 0.55% based on the Fund’s average daily net assets. The Adviser is paid monthly, and the Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited) (Continued)

for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follow:

	Purchases	Sales
Distillate U.S. Fundamental Stability & Value ETF	$154,305,141	$155,063,589
Distillate International Fundamental Stability & Value ETF	10,121,655	9,519,200

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follow:

	In-Kind Purchases	In-Kind Sales
Distillate U.S. Fundamental Stability & Value ETF	$458,525,744	$162,058,497
Distillate International Fundamental Stability & Value ETF	3,153,196	—

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2021 were as follows:

	Distillate U.S. Fundamental Stability & Value ETF	Distillate International Fundamental Stability & Value ETF
Tax cost of investments	$350,213,925	$24,002,624
Gross tax unrealized appreciation	37,848,025	1,366,698
Gross tax unrealized depreciation	(14,360,120)	(2,898,729)
Net tax unrealized appreciation (depreciation)	23,487,905	(1,532,031)
Undistributed ordinary income	119,919	70,782
Undistributed long-term capital gain	—	—
Other accumulated gain (loss)	(952,525)	(192,104)
Distributable earnings (accumulated deficit)	$22,655,299	$(1,653,353)

The difference between the cost basis for financial statement and federal income tax purposes is primarily due to timing differences in recognizing losses on wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2021, the Distillate U.S. Fundamental Stability & Value ETF and Distillate International Fundamental Stability & Value ETF did not elect to defer any post-October capital losses or late-year ordinary losses.

As of September 30, 2021, the Funds had the following short-term capital loss carryforwards with no expiration date:

Distillate U.S. Fundamental Stability & Value ETF	$952,525
Distillate International Fundamental Stability & Value ETF	192,034

During the fiscal year ended September 30, 2021, the Distillate U.S. Fundamental Stability & Value ETF used $1,199,816 of short-term and $137,173 of long-term capital loss carryforward available as of September 30, 2020.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the year/period ended September 30, 2021 and September 30, 2020 were as follows:

	Ordinary Income
	Year/Period Ended September 30, 2021	Year Ended September 30, 2020
Distillate U.S. Fundamental Stability & Value ETF	$4,389,202	$579,630
Distillate International Fundamental Stability & Value ETF	353,200	N/A	(1)

(1)     Fund commenced operations on December 14, 2020.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares for the Distillate U.S. Fundamental Stability & Value ETF, and 50,000 shares for the Distillate International Fundamental Stability & Value ETF, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Distillate U.S. Fundamental Stability & Value ETF is $250, payable to the Custodian. The standard fixed transaction fee for the Distillate International Fundamental Stability & Value ETF is $500, payable to

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited) (Continued)

the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Sector Risk (U.S. Fund only). To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Foreign Securities Risk (International Fund only). Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.

COVID-19 Risk. The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Distillate Capital ETFs

Expense Examples

For the Six-Months Ended March 31, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Distillate Capital ETFs

Expense ExampleS

For the Six-Months Ended March 31, 2022 (Unaudited) (Continued)

Distillate U.S. Fundamental Stability & Value ETF
	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 1,092.57	$2.03
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.99	$1.97

Distillate International Fundamental Stability & Value ETF
	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During the Period(2)
Actual	$ 1,000.00	$ 967.10	$2.70
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.19	$2.77

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.55%, multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

Distillate Capital ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Distillate Capital ETFs

Federal Tax Information

(Unaudited)

For the fiscal year ended September 30, 2021, certain dividends paid by the Funds may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Distillate U.S. Fundamental Stability & Value ETF	100.00%
Distillate International Fundamental Stability & Value ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2021 was as follows:

Distillate U.S. Fundamental Stability & Value ETF	100.00%
Distillate International Fundamental Stability & Value ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Distillate U.S. Fundamental Stability & Value ETF	0.00%
Distillate International Fundamental Stability & Value ETF	0.00%

Foreign Tax Credit Pass Through
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended September 30, 2021. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Distillate U.S. Fundamental Stability & Value ETF	$—	$—	$—
Distillate International Stability & Value ETF	49,279	0.05475431	100.00%

Distillate Capital ETFs

FOREIGN Tax Credit Pass Through

(Unaudited) (Continued)

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Funds’ website at https://distillatefunds.com. The Funds’ portfolio holdings are posted on their website at https://distillatefunds.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://distillatefunds.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling toll-free at (800) 617-0004, or accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website www.tctl.us.

Distillate Capital ETFs

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at https://distillatefunds.com.

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Adviser and Index Provider

Distillate Capital Partners, LLC
53 West Jackson Blvd, Suite 530
Chicago, Illinois 60604

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Distillate U.S. Fundamental Stability & Value ETF

Symbol – DSTL
CUSIP – 26922A321

Distillate International Fundamental Stability & Value ETF

Symbol – DSTX
CUSIP – 26922B501

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a) (1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)	A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	06/06/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	06/06/2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	06/06/2022

*	Print the name and title of each signing officer under his or her signature.